Severance Indemnities And Pension Plans (Schedule Of Reconciliation Of Plan Assets Measured At Fair Value Using Significant Unobservable Inputs (Level3)) (Details) (JPY ¥)
In Millions, unless otherwise specified
																										12 Months Ended													12 Months Ended
	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Non-Japanese Debt Securities [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Non-Japanese Debt Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Other [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Other [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2010 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Non-Japanese Debt Securities [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Non-Japanese Debt Securities [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Other [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Other [Member]	Mar. 31, 2010 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Other [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2011 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]	Mar. 31, 2011 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2011 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	¥ 1,750,784	¥ 1,799,883	¥ 41,638	[1]	¥ 64,479	[1]	¥ 546,193	[2]	¥ 620,142	[2]	¥ 19,667	¥ 22,294	¥ 616,256	¥ 572,851	¥ 81,361	¥ 78,877	¥ 41,242	¥ 11,559	¥ 133,828	¥ 140,549	¥ 111,386	¥ 103,487	¥ 182,791	¥ 190,130	¥ 183,445	¥ 52,957	¥ 38,457	¥ 6,356	¥ 2,813	¥ 93		¥ 8,814	¥ 8,710	¥ 6,313	¥ 6,209	¥ 2,501	¥ 2,501	¥ 2,501	¥ 37,694	¥ 26,934		¥ 10,338	¥ 5,648	¥ 9,982	¥ 5,085	¥ 356	¥ 563
Defined benefit plan, Realized gains (losses)																										65	(66)	45	(25)			12		12					1	(41)	7
Defined benefit plan, Unrealized gains (losses)																										1,652	1,808	298	(117)	(6)	(24)	444	104	444	104				917	1,845	(1)	542	101	577	129	(35)	(28)
Defined benefit plan, Purchases, sales and settlements																										402	13,295	(637)	4,222		117	(962)		(962)					2,073	8,956	(72)	1,746	4,187	1,723	4,366	23	(179)
Defined benefit plan, Transfer into Level 3																										586		108											412		66		402		402
Defined benefit plan, Transfer out of Level 3																										(175)	(537)	(175)	(537)
Fair value of plan assets at end of fiscal year	¥ 1,750,784	¥ 1,799,883	¥ 41,638	[1]	¥ 64,479	[1]	¥ 546,193	[2]	¥ 620,142	[2]	¥ 19,667	¥ 22,294	¥ 616,256	¥ 572,851	¥ 81,361	¥ 78,877	¥ 41,242	¥ 11,559	¥ 133,828	¥ 140,549	¥ 111,386	¥ 103,487	¥ 182,791	¥ 190,130	¥ 183,445	¥ 55,487	¥ 52,957	¥ 5,995	¥ 6,356	¥ 87	¥ 93	¥ 8,308	¥ 8,814	¥ 5,807	¥ 6,313	¥ 2,501	¥ 2,501	¥ 2,501	¥ 41,097	¥ 37,694		¥ 12,626	¥ 10,338	¥ 12,282	¥ 9,982	¥ 344	¥ 356

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,821 million (0.10% of plan assets) and ¥828 million (0.05 % of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
[2]	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,522 million (0.31% of plan assets) and ¥5,152 million (0.29% of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.